Subsequent Events (Details) $ / shares in Units, $ in Thousands						2 Months Ended	3 Months Ended		6 Months Ended
	Aug. 04, 2026 USD ($) $ / shares	Jul. 31, 2026 USD ($) vessel	Jul. 27, 2026 USD ($)	Jul. 17, 2026 USD ($) vessel	Jun. 18, 2026 vessel	Sep. 30, 2026 USD ($)	Dec. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jul. 13, 2026 vessel
Subsequent Event [Line Items]
Dividend and share repurchases, as a percentage of net income								35.00%
Proceeds from lines of credit									$ 118,221	$ 377,208
Net proceeds from sale of vessels									50,450	17,454
Repayment of lines of credit									99,152	$ 239,349
Unigas Vessels
Subsequent Event [Line Items]
Net book value of vessels								$ 114,000	114,000
Line of Credit
Subsequent Event [Line Items]
Outstanding balance								786,954	786,954
Line of Credit | May 2025 Senior Secured Term Loan and RCF
Subsequent Event [Line Items]
Outstanding balance								$ 18,300	$ 18,300
Line of Credit | Secured Term Loan | June 2026 Pre-Delivery Secured Term Loan
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)					1.60%
Line of Credit | Secured Term Loan | June 2026 Pre-Delivery Secured Term Loan | Ethylene Vessel
Subsequent Event [Line Items]
Number of assets to be financed (in vessels) | vessel					2
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares	$ 0.07
Dividends declared	$ 4,300
Subsequent Event | Unigas Vessels
Subsequent Event [Line Items]
Number of vessels to be sold | vessel											8
Subsequent Event | Line of Credit | May 2025 Senior Secured Term Loan and RCF
Subsequent Event [Line Items]
Repayment of lines of credit			$ 18,300
Subsequent Event | Line of Credit | Secured Term Loan | July 2026 Post-Delivery Senior Secured Term Loan
Subsequent Event [Line Items]
Balloon payment		$ 85,260
Basis spread on variable rate (as a percent)		1.35%
Debt term		72 months
Subsequent Event | Line of Credit | Secured Term Loan | July 2026 Post-Delivery Senior Secured Term Loan | Ammonia Carriers
Subsequent Event [Line Items]
Percentage of vessels to be built financed		70.00%
Number of assets to be financed (in vessels) | vessel		2
Subsequent Event | Line of Credit | Secured Term Loan | June 2026 Pre-Delivery Secured Term Loan
Subsequent Event [Line Items]
Percentage of vessels to be built financed				80.00%
Proceeds from lines of credit				$ 57,600
Subsequent Event | Line of Credit | Secured Term Loan | June 2026 Pre-Delivery Secured Term Loan | Ethylene Vessel
Subsequent Event [Line Items]
Number of assets to be financed (in vessels) | vessel				2
Subsequent Event | Forecast
Subsequent Event [Line Items]
Stock repurchases						$ 14,200
Subsequent Event | Forecast | Unigas Vessels
Subsequent Event [Line Items]
Net proceeds from sale of vessels							$ 183,000
Subsequent Event | Forecast | Unigas Vessels | Minimum
Subsequent Event [Line Items]
Gain from sale							66,000
Subsequent Event | Forecast | Unigas Vessels | Maximum
Subsequent Event [Line Items]
Gain from sale							$ 69,000